Operations (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Concession fee	R$ 44,012,858	R$ 39,320,871
Municipal Government Of Olimpia [Member]
IfrsStatementLineItems [Line Items]
Concession fee	148,000
Estimated contract value	1,182,495
Estimated investments	R$ 81,112
Subscribed share capital description	The Notice also defines that the subscribed share capital of the Concessionaire, at the time of its creation, must be, at least, R$ 8,111. Therefore, on August 11, 2023, SABESP Olímpia S/A was created with the corporate objective of providing public water supply and sewage services in the Municipality of Olímpia. The subscribed share capital of the SPE was partially paid up by SABESP, totaling R$ 811 or 811,121 common shares, totaling 10% of the share capital. The remaining 7,300,087 subscribed common shares, totaling R$ 7,300, will be paid up within 60 months from the Commencement Order, which is issued by the Granting Authority that authorizes the start of the Concessionaire’s provision of services, under the provisions of the Notice and Agreement.
Fixed concession fee	R$ 148,000
Fixed concession percentage	50.00%
Retention payables	R$ 74,000
Condition contract signingv percentage	50.00%
net tariff revenue percentage	1.00%
Estimated investment percentage	5.00%
Interest rate	100.00%